RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Interest expense and other financing costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES
Interest and amortized issuance costs relating to debentures and term loans	$ 73,322	$ 47,304
Amortization of deferred financing costs and other interest expense and charges	5,853	5,784
Interest expense related to lease obligations	1,593	1,549
Interest expense and other finance costs	80,768	54,637
Less: capitalized interest	(2,051)	(3,670)
Interest expense and other finance costs	$ 78,717	$ 50,967